22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other Gains Losses	$ 2,210	$ 906
Gains (losses) on: Disposal of property, plant and equipment
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other Gains Losses	21	(162)
Gains (losses) on: Investment fair value through profit (loss)
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other Gains Losses	1,891	1,473
Gains (losses) on: Extinguishment of toll milling contract liability
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other Gains Losses	679	0
Gains (losses) on: Other
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other Gains Losses	$ (381)	$ (405)